Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 22, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Prepayment of loan including accrued & unpaid interest		$ 2,969,067	$ 243,886
USD First Lien Term Loan | Events After Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Prepayment of loan including accrued & unpaid interest	$ 100,000